Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following fair value hierarchy table categorizes information regarding our net financial assets measured at fair value on a recurring basis (in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of March 31, 2014
Supplemental executive retirement plan assets	$39.2	$—	$—	$39.2
Derivatives, net	—	8.8	—	8.8
Total financial assets	$39.2	$8.8	$—	$48.0

As of December 31, 2013
Supplemental executive retirement plan assets	$37.7	$—	$—	$37.7
Derivatives, net	—	1.8	—	1.8
Total financial assets	$37.7	$1.8	$—	$39.5

Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments
The carrying values and estimated fair values of our long-term debt instruments were as follows (in millions):

	March 31, 2014		December 31, 2013
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
4.70% Senior notes due 2021	$1,477.9	$1,614.8	$1,477.2	$1,596.9
6.875% Senior notes due 2020	1,020.7	1,076.6	1,024.8	1,086.7
3.25% Senior notes due 2016	996.9	1,043.3	996.5	1,045.8
8.50% Senior notes due 2019	596.4	632.5	600.5	635.8
7.875% Senior notes due 2040	382.2	427.3	382.6	410.5
7.20% Debentures due 2027	149.1	182.4	149.1	178.6
4.33% MARAD bonds, including current maturities, due 2016	71.2	71.6	78.9	79.7
4.65% MARAD bonds, including current maturities, due 2020	31.5	34.9	31.5	35.2
6.36% MARAD bonds, including current maturities, due 2015	25.3	26.7	25.3	27.1
Total	$4,751.2	$5,110.1	$4,766.4	$5,096.3